FINANCIAL AND OTHER INCOME, NET	6 Months Ended
Jun. 30, 2018
FINANCIAL AND OTHER INCOME, NET [Abstract]
FINANCIAL AND OTHER INCOME, NET
NOTE 9:-        FINANCIAL AND OTHR INCOME, NET

	Six months ended June 30,
	2018	2017
	Unaudited

Interest income	$164	$293
Exchange rate differences and other	(34)	(138)

Financial and other income, net	$130	$155